Consolidated Statement of Financial Position (USD $)	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Current Assets:
Cash	$ 2,140	$ 12,512	$ 8,973
Accounts receivable	163	163	163
Inventory	4,133	3,312	5,519
Prepaid expenses and deposits	2,045	2,045	0
Total current assets	8,481	18,032	14,655
Current liabilities:
Accounts payable	7,389	1,314	2,607
Related party loan	68,813	72,761	10,500
Total current liabilities	76,202	74,075	13,107
Stockholders' Deficit:
Preferred stock, $0.001 par value, 100,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $0.001 par value, 100,000,000 shares authorized, 4,011,600 shares issued and outstanding, respectively	4,012	4,012	4,012
Additional paid in capital	11,888	11,888	11,888
Deficit accumulated during development stage	(83,621)	(71,943)	(14,352)
Total stockholders' deficit	(67,721)	(56,043)	1,548
Total liabilities and stockholders' deficit	$ 8,481	$ 18,032	$ 14,655